RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 29, 2023	Jun. 28, 2023	Feb. 28, 2023	May 17, 2022	May 17, 2021	Dec. 20, 2018	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023
Interest income							$ 91,326	$ 105,765	$ 406,449	$ 662,859
Principal repayments							$ 5,398	8,787	35,062	27,786
Outstanding principal balance									$ 4,108,913	$ 4,606,227	$ 5,017,987
Common stock share issued							27,284,633		23,689,135	15,982,472
Accounts receivable balance							$ 14,251,895		$ 13,478,263	$ 19,759,254
Prepaid expenses and other current assets - related party							1,383,105		1,310,388	1,811,911
Impairment charge									291,980	0
Revenue							13,712,528	14,584,473	54,426,402	53,376,874
Loans receivable - related party current portion							666,225		614,473	411,858
George Terzis [Member]
Unpaid salaries and bonuses							76,865		851,000	98,000
Unpaid salaries and bonuses dues							168,000		168,000
Common stock share issued												51,485
Grigorios Siokas [Member]
Outstanding principal balance							0		6,194	13,257
Foreign curreny translation							267		853	436
Borrowing						$ 1,718,400
Interest rate						4.70%
Maturity date						Mar. 18, 2019
Cana Holdings Laboratories Holding Limited [Member]
Secured promissory note			$ 4,457,520
Description related to interest on principal			Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus 1 month LIBOR per annum (5.47% as of December 31, 2023)
Interest income			$ 148,789
DOC Pharma S.A. [Member]
Interest income							45,472	53,235	203,822
Principal repayments									310,530
Interest repayments									$ 125,816
Interest rate									5.50%
Loan term									10 years
Prepayment relates to purchases of inventory							2,900,000		$ 2,600,000
Maturity date									Dec. 01, 2032
Accounts payable and accrued expenses - related party							345,702		$ 249,768	34,217
Prepaid balance							4,279,200			4,279,200
Accounts receivable - related party							2,469,234		2,295,706	2,386,721
Other expenses											7,599,545
Prepaid expenses and other current assets - related party							3,549,574		3,284,052	4,347,184
Cumulative allowance for doubtful accounts							$ 1,400,000		$ 1,400,000
Agreement terminate									Dec. 31, 2025
Pieces per product							1,000 pieces		1,000 pieces
Purchased of additional licenses									$ 525,461	734,921
Loan current portion										442,480
Loan non-current portion									2,898,280	3,539,840
Impairment charge									160,947
Revenue							$ 130,362	384,321	781,386	619,637
Current portion of Royalty Agreement							378,000		362,000
Non-current portion of Royalty Agreement							1,889,300		1,811,425
Research and Development costs									517,550
Inventroy purchase							300,208	189,048	1,091,540	1,365,324
Purchase of branded pharmaceuticals	$ 3,539,840	$ 1,965,600
Description of research and development				The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022	The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022
Monthly basis instalments									35,660
Loans receivable - related party current portion							768,891		517,550
Loans receivable - related party noncurrent portion							2,875,384		2,898,280
DOC Pharma S.A. [Member] | Inventories Related Agreement [Member]
Inventroy purchase							219,645	68,621	533,687	1,237,467
Dimitrios Goulielmos [Member]
Outstanding principal balance							11,012		10,558	11,283
Foreign curreny translation							454		725	371
Panagiotis Kozaris [Member]
Shares owned										51,159	$ 143,056
Prepaid expenses							194,215		194,215	194,215
Maria Kozari [Member]
Accounts receivable balance							1,188,908		1,183,429	1,142,402
Cumulative allowance for doubtful accounts							773,051		735,000
Net sales							100,870	86,678	414,443	480,029
Kanarogloy & Sia Epe [Member]
Accounts payable and accrued expenses - related party							15,000		15,000
Basotho Investment Limited [Member]
General and administrative expenses							$ 0	$ 30,900	$ 113,300	$ 10,300
Common stock share issued							120,000			120,000